RELATED PARTY TRANSACTIONS (Details Narrative) - CAD	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Related Party Transactions (Textual) [Abstract]
Salaries	CAD 104,751	CAD 5,365
Share Based Compensation	60,000
Chief Executive Officer [Member]
Related Party Transactions (Textual) [Abstract]
Salaries	135,000	5,000
Formar Ceo [Member]
Related Party Transactions (Textual) [Abstract]
Consulting fees	32,119	30,000
Chief Financial Officer [Member]
Related Party Transactions (Textual) [Abstract]
Consulting fees	52,429	18,000
Former CEO, CFO and Director [Member]
Related Party Transactions (Textual) [Abstract]
Share Based Compensation	CAD 885,375	CAD 246,004